Note 5 - Long-term Debt	3 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Long-term Debt [Text Block]
5.	Long-Term Debt

Long-term debt represents bank loans of the Company. Outstanding long-term debt as of
December 31, 2018
and
March 31, 2019
is as follows:

Borrower	December 31, 2018	March 31, 2019
Alterwall Business Inc. / Allendale Investments S.A. / Manolis Shipping Ltd. / Joanna Maritime Ltd. / Jonathan John shipping Ltd. / Athens Shipping Ltd. / Oinousses Navigation Ltd. / Corfu Navigation Ltd. / Bridge Shipping Ltd.	30,000,000	29,100,000
Noumea Shipping Ltd.	3,341,000	3,038,000
Gregos Shipping Ltd.	4,150,000	4,050,000
	37,491,000	36,188,000
Less: Current portion	(5,212,000)	(4,264,500)
Long-term portion	32,279,000	31,923,500
Deferred charges, current portion	125,357	126,493
Deferred charges, long-term portion	237,848	205,373
Long-term debt, current portion net of deferred charges	5,086,643	4,138,006
Long-term debt, long-term portion net of deferred charges	32,041,152	31,718,128
Debt discount, current portion	(216,402)	(486,905)
Debt discount, long-term portion	(324,603)	-
Long-term debt, current portion net of deferred charges and debt discount	4,870,241	3,651,102
Long-term debt, long-term portion net of deferred charges and debt discount	31,716,549	31,718,127

None
of the above loans are registered in the U.S. The future annual loan repayments are as follows:

To March 31:
2020	4,264,500
2021	4,486,000
2022	22,786,000
2023	886,000
2024	3,765,500
Total	36,188,000

Details of the loans are discussed in Note
7
of our consolidated financial statements for the year ended
December 31, 2018
included in the Company’s annual report on Form
20
-F.

The Company’s loans are secured with
one
or more of the following:
•	first priority mortgage over the respective vessels on a joint and several basis.
•	first assignment of earnings and insurance.
•	a corporate guarantee of Euroseas Ltd.
•	a pledge of all the issued shares of each borrower.

The loan agreements contain covenants such as minimum requirements regarding the hull ratio cover (the ratio of fair value of vessel to outstanding loan less cash in retention accounts), restrictions as to changes in management and ownership of the vessel shipowning companies, distribution of profits or assets (i.e. limiting dividends in some loans to
60%
of profits, or,
not
permitting dividend payment or other distributions in cases that an event of default has occurred), additional indebtedness and mortgage of vessels without the lender’s prior consent, sale of vessels, maximum fleet-wide leverage, sale of capital stock of our subsidiaries, ability to make investments and other capital expenditures, entering in mergers or acquisitions, minimum cash balance requirements and minimum cash retention accounts (restricted cash). The loan agreements also require the Company to make deposits in retention accounts with certain banks that can only be used to pay the current loan installments. Minimum cash balance requirements are in addition to cash held in retention accounts. These cash deposits amounted to
$5,717,063
and
$5,715,250
as of
December 31, 2018
and
March 31, 2019,
respectively, and are included in "Restricted cash" under "Current assets" and "Long-term assets" in the accompanying unaudited condensed consolidated balance sheets. As of
March 31, 2019,
the Company satisfied all its debt covenants.

Interest expense, including loan fee amortization for the
three
-month periods ended
March 31, 2018
and
2019
amounted to
$639,996
and
$710,649,
respectively. At
March 31, 2019,
LIBOR for the Company’s loans was on average approximately
2.63%
per year, the average interest rate margin over LIBOR on our debt was approximately
4.17%
per year for a total average interest rate of approximately
6.8%
per year.

On
June 15, 2018,
the Company entered into a profit sharing agreement with Credit Agricole whereby it will share with the bank
35%
of the excess of the fair market value of M/V "EM Astoria" over the outstanding loan when the vessel is sold or when the loan matures. As a result of the lender's entitlement to participate in the appreciation of the market value of the mortgaged vessel, the Company has recognized a participation liability of amount
$1,067,500
as of
December 31, 2018
and
March 31, 2019,
presented in "Vessel profit participation liability" in the accompanying unaudited condensed consolidated balance sheets, with a corresponding debit to a debt discount account, presented contra to the loan balance. In addition,
35%
of the cash flow after debt service will be set aside and be used to repay the balloon payment with any excess funds to be paid to the bank. The loan was refinanced in
May 2019 (
see Note
11
).